Financial Guarantees and Residual Value Guarantees	12 Months Ended
Dec. 31, 2021
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Financial Guarantees and Residual Value Guarantees

25	Financial guarantees and residual value guarantees

	12.31.2021	12.31.2020
Financial guarantee of residual value	—	86.2
Accounts payable (i)	18.7	33.7
Financial guarantee	—	4.4
Additional provision (ii)	—	0.9

	18.7	125.2

Current portion	15.8	42.6
Non-current portion	2.9	82.6

(i)	Accounts payable of residual value guarantees negotiated and settled with certain counterparties.
(ii)
Additional provision recorded as a result of losses incurred by the Company with claims of financial guarantees by creditors of certain customers that defaulted in 2020, which was settled by the Company during 2021, as disclosed on the changes schedule below.

Changes on the financial guarantees and residual
 value
guarantees is shown below:

	Financial guarantee	Financial guarantee of residual value	Accounts payable	Additional provision	Total
At December 31, 2018	11.6	125.4	15.1	—	152.1

Interest Additions	—	—	0.6	—	0.6
Cash settlements	—	—	(15.7)	—	(15.7)
Market value	—	4.2	—	—	4.2
Guarantee amortization	(0.9)	—	—	—	(0.9)
Liabilities held for sale	(10.7)	(129.6)	—	—	(140.3)

At December 31, 2019	—	—	—	—	—

Interest Additions	3.2	—	—	5.9	9.1
Cash settlements	—	—	—	(5.0)	(5.0)
Reclassifications	—	(33.7)	33.7	—	—
Market value	—	(9.7)	—	—	(9.7)
Guarantee amortization	(9.5)	—	—	—	(9.5)
Liabilities held for sale	10.7	129.6	—	—	140.3

At December 31, 2020	4.4	86.2	33.7	0.9	125.2

Additions	—	—	—	0.4	0.4
Cash settlements	—	—	(49.5)	(1.3)	(50.8)
Reversals	(2.4)	(50.6)	—	—	(53.0)
Reclassifications	—	(34.3)	34.3	—	—
Market value	—	(1.3)	0.2	—	(1.1)
Guarantee amortization	(2.0)	—	—	—	(2.0)

At December 31, 2021	—	—	18.7	—	18.7

Reversal of residual value guarantees occurred during the fiscal year mainly relates to settlement agreement of certain guarantees signed by the Company, which generated a reversal of US$ 50.3 in the previous liability recognized (Note 1.1.2).